Finance Costs, Net - Components of Finance Costs, Net, Include Other Finance Costs (Income) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Material income and expense [abstract]
Net gains due to changes in foreign currency exchange rates	$ (27)	$ (9)
Net losses (gains) on derivative instruments	19	(21)
Other finance (income) costs	$ (8)	$ (30)